Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 126	¥ 10,375
2014	97	7,988
2015	79	6,510
2016	70	5,745
2017	62	5,094
Thereafter	252	20,653
Total minimum future rentals	$ 686	¥ 56,365